Risk Management - Disclosure of contractual maturity of financial liabilities - undiscounted (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	£ 541,246	£ 546,349
Cash collateral and settlement balances, undiscounted	94,326	97,115
Repurchase agreements and other similar secured lending, undiscounted	43,447	30,183
Debt securities in issue, undiscounted	112,806	126,598
Subordinated liabilities, undiscounted	13,379	14,241
Trading portfolio liabilities, undiscounted	58,669	72,924
Financial liabilities designated at fair value, undiscounted	315,903	290,882
Derivative financial instruments, undiscounted	250,397	290,193
Other financial liabilities, undiscounted	8,039	9,424
Total financial liabilities, undiscounted cash flows	1,438,212	1,477,909
Not more than one month
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	440,184	477,050
Cash collateral and settlement balances, undiscounted	65,230	68,930
Repurchase agreements and other similar secured lending, undiscounted	12,196	9,430
Debt securities in issue, undiscounted	5,546	9,646
Subordinated liabilities, undiscounted	0	0
Trading portfolio liabilities, undiscounted	58,669	72,924
Financial liabilities designated at fair value, undiscounted	180,687	171,296
Derivative financial instruments, undiscounted	249,482	288,582
Other financial liabilities, undiscounted	6,492	7,841
Total financial liabilities, undiscounted cash flows	1,018,486	1,105,699
Over one month but not more than three months
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	37,101	29,921
Cash collateral and settlement balances, undiscounted	29,096	28,185
Repurchase agreements and other similar secured lending, undiscounted	12,516	401
Debt securities in issue, undiscounted	17,142	23,580
Subordinated liabilities, undiscounted	121	17
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	31,794	26,674
Derivative financial instruments, undiscounted	21	98
Other financial liabilities, undiscounted	269	58
Total financial liabilities, undiscounted cash flows	128,060	108,934
Over three months but not more than six months
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	23,055	19,393
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	1,326	0
Debt securities in issue, undiscounted	10,121	13,375
Subordinated liabilities, undiscounted	0	0
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	14,174	14,905
Derivative financial instruments, undiscounted	0	101
Other financial liabilities, undiscounted	45	56
Total financial liabilities, undiscounted cash flows	48,721	47,830
Over six months but not more than one year
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	30,377	13,798
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	252	946
Debt securities in issue, undiscounted	7,481	12,165
Subordinated liabilities, undiscounted	601	263
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	15,013	9,399
Derivative financial instruments, undiscounted	24	8
Other financial liabilities, undiscounted	89	109
Total financial liabilities, undiscounted cash flows	53,837	36,688
Over one year but not more than three years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	8,107	4,606
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	9,042	6,920
Debt securities in issue, undiscounted	18,674	16,964
Subordinated liabilities, undiscounted	2,241	1,274
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	24,891	25,662
Derivative financial instruments, undiscounted	90	290
Other financial liabilities, undiscounted	309	488
Total financial liabilities, undiscounted cash flows	63,354	56,204
Over three years but not more than five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	1,540	499
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	7,902	12,234
Debt securities in issue, undiscounted	13,688	16,790
Subordinated liabilities, undiscounted	1,822	2,356
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	15,309	9,847
Derivative financial instruments, undiscounted	75	321
Other financial liabilities, undiscounted	220	308
Total financial liabilities, undiscounted cash flows	40,556	42,355
Over five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	882	1,082
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	213	252
Debt securities in issue, undiscounted	40,154	34,078
Subordinated liabilities, undiscounted	8,594	10,331
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	34,035	33,099
Derivative financial instruments, undiscounted	705	793
Other financial liabilities, undiscounted	615	564
Total financial liabilities, undiscounted cash flows	£ 85,198	£ 80,199